N-2	Mar. 06, 2023
Cover [Abstract]
Entity Central Index Key	0000894405
Amendment Flag	false
Securities Act File Number	0-19969
Document Type	8-K
Entity Registrant Name	ARCBEST CORPORATION
Entity Address, Address Line One	8401 McClure Drive
Entity Address, City or Town	Fort Smith
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	72916
City Area Code	479
Local Phone Number	785-6000
Entity Emerging Growth Company	false